STUART M. FRIED CPA



















                            	KALA INVESTMENT CORP.

                           	REPORT TO STOCKHOLDERS

                            	FINANCIAL STATEMENTS

                    	YEARS ENDED OCTOBER 31, 1999 AND 1998





























                                                    STUART M. FRIED, CPA




                            	KALA INVESTMENT CORP.
                           	REPORT TO STOCKHOLDERS
                            	FINANCIAL STATEMENTS
                    	YEARS ENDED OCTOBER 31,1999 AND 1998




                                 	CONTENTS



                                                      										PAGE


INDEPENDENT AUDITOR'S REPORT						                               1

STATEMENTS OF ASSETS, LIABILITIES AND
 CAPITAL SECURITIES							                                       2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
  INCOME (LOSS)								                                          3

STATEMENTS OF CHANGES IN NET ASSETS					                         4

STATEMENTS OF CASH FLOWS						                                   5

NOTES TO FINANCIAL STATEMENTS						                             6-15






















                              STUART M. FRIED
                        CERTIFIED PUBLIC ACCOUNTANT
                             11 TWIN BROOK ROAD
                         WEST CALDWELL, N.J. 07006
                                973-226-4006









	                        INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Kala Investment Corp.


We have audited the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of October 31, 1999 and 1998, and the related statements of operations, undistributed net income (loss), statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kala Investment Corp. as of October 31, 1999 and 1998, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.






STUART M. FRIED, CPA
West Caldwell, New Jersey
December 13, 1999









                                                     STUART M. FRIED, CPA


                            	KALA INVESTMENT CORP.
                      	STATEMENTS OF ASSETS, LIABILITIES
                           	AND CAPITAL SECURITIES



                                   	ASSETS

                                   								     	YEAR ENDED OCTOBER 31,
                                     								    	1999      	     1998
INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,287,925 and $7,181,921)			                 $7,196,192	     $7,291,343
Investment in HSBC NY tax free fund
(average interest rate 2.67%)	      	             249,227	        344,367
Cash and cash equivalents				                       8,246	         39,072
Interest receivable					                          144,101	        144,518
Prepaid expense	       					                        3,883	          3,878

                                      									$7,601,649	     $7,823,178

	LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
Dividends payable							                       $   94,145		    $  113,725
Accrued expenses						                              4,762	         10,087

	                                      								$   98,907		    $  123,812

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
Class A common 200 shares
 authorized and issued -  no par
Class B common 40,000 shares
 authorized, 26,622 issued - no par			             34,627	         34,627

Retained earnings							                        7,555,320	      7,566,479

Undistributed net income				                        4,528	        (11,159)

Unrealized appreciation (depreciation)
 of investments						                             (91,733)	       109,419

Total stockholders' equity
(equivalent to $279.72 per
share at 10/31/99 and $287.05
per share at 10/31/98)	 				                    7,502,742	      7,699,366

                                       								$7,601,649     	$7,823,178

The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                        	STATEMENTS OF OPERATIONS,
                      UNDISTRIBUTED NET INCOME (LOSS)

                                         									 YEAR ENDED OCTOBER 31,
                                     								       1999            1998
INVESTMENT INCOME:

 INCOME:
Interest income							                            $ 337,500	    $ 342,877
Interest income - tax refund	          				               0	        2,078

                                         									$ 337,500	    $ 344,955

 EXPENSES:
Custodial fees (note 4)	      				                    6,531	        6,421
Audit fees							                                     4,000	        2,500
Legal fees							                                     8,105	       11,204
Taxes other than income taxes (net refund)	            (546)	     (22,098)
Office expense						                                  6,153	        7,111
Printing and stationery	       				                     687	          806
Filing and director's fees	    				                     250           250
Insurance							                                      4,000	        4,002

		                                            							29,180	       10,196

INVESTMENT INCOME	  						                          308,320	      334,759

Net realized gain (loss) from
 investment transactions	      		                    	6,500	      (12,989)

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	                           					314,820	      321,770
Less: Federal income taxes (refund)	     	         		(1,380)	       1,678

NET INVESTMENT INCOME	  					                       316,200	      320,092

Less: Dividends paid	  	                        				311,672	      331,251

UNDISTRIBUTED NET INCOME (LOSS)		              		 $   4,528	   $  (11,159)

UNREALIZED APRECIATION (DEPRECIATION)
 OF INVESTMENTS							                            $ (91,733)	  $  109,419



The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA




                            KALA INVESTMENT CORP.
                    STATEMENTS OF CHANGES IN NET ASSETS



                                        									YEAR ENDED OCTOBER 31,
                                        									 1999          	 1998

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net						                   $  309,700	  $  333,081
Net realized gain (loss) on investments	         		  6,500	     (12,989)
Change in unrealized appreciation	   		           (201,152)      63,066

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	    					                         	115,048	     383,158

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	     					                   311,672	     331,251

TOTAL INCREASE (DECREASE)	   			                 	(196,624)	     51,907

NET ASSETS BEGINNING OF YEAR	 				               7,699,366	   7,647,459
NET ASSETS END OF YEAR (including
undistributed net income of $4,528 and
undistributed net loss of $11,159
respectively)	                                  $7,502,742	  $7,699,366


DIVIDENDS PER SHARE					                        $    11.62	  $    12.35


















The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA


                           	KALA INVESTMENT CORP.
                         	STATEMENTS OF CASH FLOWS


                                                  YEAR ENDED OCTOBER 31,
                                                   1999           	1998
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	                                      $  316,200	  $  320,092
Adjustments to reconcile net income
to net cash provided by operating activities:
Realized (gain) loss from investment
  transactions included in net income	     		        (6,500)	     12,989
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	   					                       95,151	      48,726
(Increase) Decrease in HSBC NY tax free fund	   	    95,140	    (117,816)
(Increase) Decrease in interest receivable	             417	      18,796
(Increase) Decrease in prepaid expenses	                	(5)	         27
Increase (Decrease) in accrued expenses	     	      	(5,326)	       (549)

NET CASH PROVIDED BY OPERATING ACTIVITIES	  		      495,077	     282,265

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized appreciation
 of investments	 					                            	(201,152)	     63,066
Realized gain (loss) from investment transactions	    6,500	     (12,989)

NET CASH PROVIDED (USED) BY
 INVESTING ACTIVITIES	 		                       			(194,652)	     50,077

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	 					                             	(331,251)   	(299,500)

NET (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	   			                     		(30,826)	     32,842

CASH AND CASH EQUIVALENTS -
 BEGINNING OF YEAR	  				                         	  39,072	       6,230

CASH AND CASH EQUIVALENTS - END OF YEAR			        $   8,246	   $  39,072

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash paid during the year for:
 Income taxes				                             			 $       0	   $     100



The accompanying notes are an integral part of these financial statements.

                                                    STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                      NOTES TO FINANCIAL STATEMENTS
                            	OCTOBER 31, 1999




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax exempt obligations, provided it designates such dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S. Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.


(b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
    Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                     STUART M. FRIED, CPA



                           	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                             	OCTOBER 31, 1999




(c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e)	Interest receivable on investment in securities is computed daily.

(f) Amortization Method - The municipal bonds are amortized over the life of the bonds.
    As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier.

(G) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at October 31, 1999:

     Unrealized appreciation of bonds totalled        $  33,780
     Unrealized depreciation of bonds totalled         (125,513)

     Net unrealized appreciation of investments       $ (91,733)


2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $1,964,313 (which included purchases of HSBC NY tax exempt fund of $839,993) for the year ended October 31, 1999 and $3,792,295 (which included purchases of HSBC NY tax exempt fund of $1,396,804) for the year ended October 31, 1998. Sales of securities amounted to $1,826,633 (which included sales of HSBC NY tax exempt fund of $935,133) for the year ended October 31, 1999 and $3,640,938 (which included sales of HSBC NY tax exempt fund of $120,130) for the year ended October 31, 1998.

                                                       STUART M. FRIED, CPA




                         	KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                           	OCTOBER 31, 1999





3. DISTRIBUTIONS

The Company distributed income of $311,672 ($11.62 per share) as of October 31, 1999 and $331,251 ($12.35 per share) for the year ended October 31, 1998 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1997, the custodial agreement was transferred to HSBC. HSBC (the Custodian) will charge a custodial fee of:

            .25% on the first $500,000 face value of bonds per $1,000
            .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum annual charge is $1,000. Additional charges will include $20 for each security transaction.

During the year ended October 31, 1999, the Company was charged an aggregate of $6,531 and $6,241 for the year ended October 31, 1998.

5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $0 and $0 for the years ended October 31, 1999 and 1998.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                                    STUART M. FRIED, CPA




                             KALA INVESTMENT CORP.
                       	NOTES TO FINANCIAL STATEMENTS
                              	OCTOBER 31, 1999





NOTE 6 - YEAR 2000 READINESS (UNAUDITED)


Many existing computer systems and applications, and other control devices, use only two digits to identify a year in the date field, without considering the impact of the upcoming changes in the century. As a result, such systems and applications could fail or create erroneous results unless corrected so they can process data related to the year 2000. The Company relies on its systems applications and devices in operating and monitoring all major aspects of its business, including financial systems, infrastructure, embedded computer chips, networks and telecommunication equipment. The Company also relies, directly and indirectly, on external systems of other companies and organizations such as suppliers, creditors, financial service organizations and governmental entities for accurate exchange of data. The Company's current estimate is the costs associated with the year 2000 issue will not have a material adverse effect on the results of operations or financial position of the Company in any given year. However, despite the Company's efforts to address the year 2000 impact on its internal system, the Company has not fully identified such impact or whether it can resolve it without disruption of its activities and without incurring significant expense. In addition, even if the internal systems of the Company are not materially affected by the year 2000 issue, the Company could be affected through disruption in the operation of the enterprises with which the Company interacts.

                            	                        STUART M. FRIED, CPA




	                         KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                           	OCTOBER 31, 1999



                                  								        YEAR ENDED OCTOBER 31,
                                                   1999       	    1998

Investment income							                         $  12.58	      $  12.86
Operating expenses, net of tax refund	              	1.08	           .38

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	     							                            11.50     	    12.48

FEDERAL INCOME TAX (REFUND)	        		              	(.05)	          .06

INVESTMENT INCOME - NET	                       					11.55	         12.42

Dividends to shareholders	                      				11.62	         12.35

                                                     (.07)  	        .07

Realized and unrealized gain
(loss) on investments - net	                     			(7.28)	         1.88

CHANGE IN NET VALUE	                            				(7.35)	         1.95

NET ASSET VALUE:
  Beginning of year	                          					287.07         285.12

  End of year		                              					$279.72	       $287.07

Ratio of operating expenses
 to average net assets	                         				.004%	         .001%


Ratio of investment income
 net to average net assets	      			                4.39%	         4.32%

Portfolio turnover	                          					 11.51%	        30.61%

Number of shares outstanding at end of period	  	  26,822	        26,822

                                                     STUART M. FRIED, CPA



                          	KALA INVESTMENT CORP.
                     	NOTES TO FINANCIAL STATEMENTS
                            	OCTOBER 31, 1999



7.  INVESTMENT IN SECURITIES

                                           PRINCIPAL	  AMORTIZED	   MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT       	COST    	 VALUE

ISSUE

Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable						                         $235,000	   $256,824	   $257,323

Austin Tex Util Sys Rev Ser A
DTD 4/15/86 8.00%  Due 11/15/16
Comb Pr Lien
Prerefunded 8/15/01 @ 100.00	  			          100,000	    104,948     105,561

Bexar Cnty Tex CTFS Oblig Tax & Rev
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100.00	  				                620,000	    639,353	    646,747

Dallas Tex Wtrwks & SWR Sys Rev
DTD 9/01/96 8.0% Due 10/01/01
RFD6 & Impt-Non Callable	       		          250,000     264,688	    266,973

Dallas Tex Wtrwks & SWR Sys Rev
DTD 4/01/95 7.5% 4/01/03
RFDG & Impt-Callable 4/01/02 @ 101.50		     150,000	    162,092	    161,673

Garland Tex MB1A
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable	  			          205,000	    218,490	    220,481

Illinois Health Facs Auth Rev
DTD 1/01/90  9.50%  Due 11/15/19
Hinsdale Hosp-C-Book Entry Only
Prerefunded 11/15/00 @ 102.00	  			         495,000	    589,151	    532,367

                                                       STUART M. FRIED, CPA


	                        KALA INVESTMENT CORP.
                   	NOTES TO FINANCIAL STATEMENTS
                          	OCTOBER 31, 1999


                                  								 PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT  	   COST 	    VALUE

ISSUE

Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable	  			          295,000	   328,782	   334,822

Massachusetts St. Health & EDL FACS
Auth Rev DTD 5/01/90 7.5%
Book Entry Only-SBJ to Spec Rdmpt
DTD 5/01/90 7.5%  7/01/10
Prerefunded 7/01/00 @ 102.00	  			          130,000  	 141,491   	135,598

Municipal Assistance Corp. for City
New York NY RFDG-Ser L- Book Entry
DTD 6/15/97  6.00%  Due 7/1/04
Non Callable	                          					200,000  	 214,269    210,264

Nassau Cnty NY Rfdg-Comb Swr Dists
Ser F-MBIA Book Entry Only
DTD 6/10/93  5.30%  Due 7/1/06
Non Callable	  					                        250,000	   268,379    252,920

Nebo Utah Sch Dist FGIC
DTD 6/15/94 9.75%  Due 6/15/01
Book Entry Only-Non Callable	 			           210,000	   222,423	   227,625

New York NY Ser G Book Entry O.I.D.
DTD 01/09/96  5.10%  Due 02/01/00
Non Callable	 					                         190,000	   190,045	   190,565

New York City Mun Wtr Fin
Auth Wtr & Swr Sys Rev Ser A
DTD 8/16/95   6.00%  Due 6/15/25
Callable 6/15/05 @101, 6/15/07 @100	        190,000	   208,153	   202,570

New York NY City Mun Wtr Fin
Auth Wtr & Swr Sys Rev
DTD 11/17/93 Var rate
Due 6/15/09
Opt Put Subj no
Opt Rdmpt @100					                        	250,000    250,000	   250,000

                                                       STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                            	OCTOBER 31, 1999


	                                    						PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	  				                AMOUNT      COST      VALUE

ISSUE

New York NY Ser G-Book Entry O.I.D.
DTD 01/09/96  5.10%  Due 02/01/00
Escrowed to MATY		             	             10,000 	   10,004	    10,032

New York  NY  Ser B-Book Entry
DTD 8/14/95 5.3% Due 8/15/00
Non Callable	             			                50,000     50,039	    50,519

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Escrowed to Maty O.I.D	    	 15,000	    15,092	    15,327

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable  O.I.D	    		   85,000	    85,539	    86,525

New York St Crossover RFDG
DTD 07/15/92  7.50%  Due 11/15/01
Book Entry Only-Non Callable	 			           245,000	   259,531	   260,278

New York St Crossover RFDG
DTD 7/15/92  7.00%  Due 11/15/02
Non-Callable Book Entry Only	            			175,000	   189,159	   187,287

New York St TWY Auth
HWY & Brdg TR FD
Ser A MBIA Book Entry Only
DTD 7/1/95  6.25%  Due 4/1/04	 		          	250,000	   271,475	   264,483

New York NY
Ser A Book Entry Only
DTD 8/15/91 7.750%  Due 8/15/05
Prerefunded 8/15/01 @ 101.50	 			           100,000	   109,881	   107,427

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92  7.00%  Due 10/01/14
Prerefunded 10/01/02  @101.5	 			           245,000	   266,503	   265,480

              	                                      STUART M. FRIED, CPA

                         	KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                           	OCTOBER 31, 1999


                                           PRINCIPAL	 AMORTIZED   MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT   	  COST      VALUE

ISSUE

New  York NY Ser B Book Entry O.I.D.
DTD 10/29/92  6.75%  Due 10/01/15
Prerefunded 10/1/02 @101.5	 			             235,000	   253,335	   252,982

New York St Loc Govt Assistance Corp.
DTD 02/01/91  7.00%  Due 04/01/16
Ser A-MBIA-IBC O.I.D.
Prerefunded 4/1/01 @102.00	 		             	100,000	   104,830	   105,679

New York NY Ser F Book Entry O.I.D.
DTD 05/15/91  8.25%  Due 11/15/16
Prerefunded 11/15/01 @101.5	 			            100,000	   108,502	   109,137

New York St Loc Govt Assistance Corp
Ser D MBIA IBC MBIA IND 0BD CTF OID
DTD 12/1/91  7.00%  Due 4/1/18
Prerefunded 4/1/02 @102	 				               110,000	   118,369	   118,451

New York St Dorm Auth Revs St
Univ EDL FACS-A-MBIA-IBC MBIA-
INSD BD CTF-O-O.I.D.
DTD 12/1/91  6.750%  Due 5/15/21
Prerefunded 5/15/02 @ 102	 			              190,000	   203,186	   204,081

New York St Dorm Auth Revs
Upstate Cmmty Colleges - Ser A
DTD 10/1/95  6.20% Due 7/1/15
Prerefunded 7/1/05 @ 102	                			250,000	   280,993	   271,000

New York St. Pwr Auth
Revs Gen Purp Ser w-RFDG -O.I.D
DTD 12/1/96  6.70%  Due 1/1/04	 	          	100,000	   110,494	   107,607

New York St Dorm auth
Revs City Univ. Sys Cons - Ser I
DTD 10/15/97  5.5%  Due 7/1/05
Non Callable					                          	250,000	   268,133	   256,337

                                                      STUART M. FRIED, CPA



                          	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                            	OCTOBER 31, 1999




                                           PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT    	 COST      VALUE

ISSUE


Puerto Rico Comwlth RFDG Impt
DTD 7/01/93 4.90% Due 7/01/00
Book Entry Only-Non Callable-O.I.D	  	     	200,000    200,051	   201,356

San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.0% Due 8/1/02
Book Entry Only-Non Callable	     			       300,000	   323,721	   326,715



Total Investment  - 95.9%			             $6,780,000 $7,287,925 $7,196,192

Other Assets Less Liabilities - 4.1% 			    	     		              306,550

Net Assets - 100%		 	    						                                $7,502,742

Net Asset Value Per Share			    			                            $   279.72

Outstanding shares at October 31, 1999			    	                     26,822